INVESTMENTS IN SUBSIDIARIES - Schedule of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments In Subsidiaries [Line Items]
Equity	$ (11,938)	$ (12,027)
Incomes	$ 473	$ (281)	$ (2,073)
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.19%	0.19%	0.19%
Equity	$ 136	$ 93
Incomes	$ 43	$ (9)	$ (643)
Aerovías de Integración Regional S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.774%	0.774%	0.78236%
Equity	$ (5,517)	$ (5,049)
Incomes	$ (463)	$ (101)	$ (956)
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	9.54%	9.54%	9.54%
Equity	$ (7,848)	$ (8,421)
Incomes	$ 573	$ (500)	$ (551)
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Equity	$ 1,100	$ 1,152
Incomes	$ 321	$ 304	$ 116
Lan Cargo S.A. and Subsidiaries
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Equity	$ 191	$ 198
Incomes	(1)	25	$ (26)
Other companies
Investments In Subsidiaries [Line Items]
Incomes	$ 0	$ 0	$ (13)